Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts, Balance	$ 255	$ 237
Provision for losses on accounts receivable	33	42
Recoveries	(13)	(24)
Allowance for doubtful accounts, Balance	$ 275	$ 255